Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000092500
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STEWARD INTERNATIONAL ENHANCED INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class C and Class K are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•       You invest $10,000 for the periods shown and then redeem all of your shares at the end of those periods (except Class C is also shown assuming you kept your shares);

•       Your investment has a 5% return each year; and

•       The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is not a passively managed index Fund. The Fund pursues its objective by seeking to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund's portfolio of equity securities of developed market companies and of emerging market companies, and 2) utilizing computer-aided, quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund's values-based investment policies. Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund's primary benchmark.* The Fund's primary benchmark index is a blend of widely-recognized broad-based indexes representing both developed and emerging non-U.S. markets and is the same index identified in the Average Annual Total Returns table below. Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of non-U.S. companies.* The Fund's investments are allocated in an attempt to match the characteristics of a blend of the primary benchmark with varied weightings from time to time of a secondary broad-based index that includes only securities of issuers in emerging market countries. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy.

*

The 80% is measured as of the time of investment and is applied to the value of the Fund's net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

Generally, at least 80% of the Fund's total assets will be in investments in the form of depositary receipts (“DRs”) or dual listed securities representing securities of companies located or domiciled outside of the United States.* These DRs will primarily be sponsored, but the Fund may, on occasion, invest in unsponsored DRs when appropriate sponsored DRs are not available. The Fund will invest in securities of issuers throughout the world, and, under normal conditions, substantially all its non-cash assets will be invested in securities of non-U.S. issuers. The Fund may invest up to 40% of its assets in securities of issuers in emerging market countries. Fund investments may also include other investment companies and real estate investment trusts. If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an attempt to match the characteristics of a blend of the primary benchmark and varied weighting from time to time of a secondary benchmark that includes only securities of issuers in emerging market countries. Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of securities that are subsequently added to the list of prohibited securities.

Values-based Investing.  The Fund uses its best efforts to avoid investing in companies that are materially involved with mature content, life ethics, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may include prohibited companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investment in the Fund involves risk. There can be no assurance that the Fund will achieve its investment objective. You can lose money on your investment in the Fund. When you sell your Fund shares, they may be worth less than you paid for them. The Fund, by itself, does not constitute a balanced investment program. The Fund may not achieve its objective if the portfolio managers' expectations regarding particular securities or markets are not met. The value of shares of the Fund will be influenced by market conditions as well as by the performance of the securities in which the Fund invests. The Fund's performance may be better or worse than that of funds with similar investment policies. The Fund's performance is also likely to differ from that of funds that use different strategies for selecting investments.

Although the Fund may invest in equity securities of companies across all market capitalizations, in the event the Fund invests more heavily in smaller companies its risks will increase and changes in its share price may become more sudden or more erratic. (See “Securities of Small- and Mid- Cap Companies,” below)

Risks of investing in the Fund include:

•  Values-based Screening Policies - In avoiding investments that are inconsistent with the Fund's values-based screening policies, the Fund may not achieve the same level of performance as it would have without the application of the screening process. If the Fund has invested in a company that is later discovered to be in violation of the screening criteria and liquidation of that security is required, this could result in a loss to the Fund. Further, the Fund's values-based screening policies may prevent the Fund from investing in an otherwise attractive investment opportunity.

•  Equity Securities - The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds will take precedence over the claims of owners of its equity securities.

•  Foreign Securities - Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information.

•  Emerging Market Securities - Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than is found in developed countries.

•  Depositary Receipts (“DRs”) - Investments in unsponsored DRs (those that are not sponsored by the issuer or a representative of the issuer) involve certain risks not present with sponsored DRs. Investors in unsponsored DRs typically involve expenses not associated with sponsored DRs, such as expenses associated with certificate transfer, custody and dividend payment. For an unsponsored DR there may be several depositaries with no defined legal obligations to the issuer. Duplicate depositaries may lead to marketplace confusion since there would be no central source of information. There can also be greater delays in delivery of dividends and reports to investors than with sponsored DRs. DRs may be issued with respect to securities of issuers in emerging market countries.

•  Foreign Currency Risk - Investments in foreign securities involves the risk that the currencies in which those instruments are denominated will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund. Although the Fund's international investments will primarily be in the form of U.S. dollar-denominated securities, fluctuations in the value of the currencies of the countries in which the foreign companies are located may also affect the value of such securities.

•  Security Selection and Market Risk - Particular stocks selected for the Fund may under-perform the market or other funds with similar objectives. The value of the Fund's investments may also change with general market conditions.

•  Value Stocks - Investments in value stocks are subject to risks of equity securities, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

•  Growth Stocks - Investments in growth stocks are subject to the risks of equity securities. Growth company stocks may provide minimal dividends that could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors' perceptions of the company, rather than on fundamental analysis of the stocks.

•  Securities of Small- and Mid-Cap Companies - Investments in small- and mid-cap companies are subject to the risks of equity securities. Investment in small- and mid-cap companies may involve greater risks than securities of large-cap companies because mid-cap companies generally have a limited track record. Small- and mid-cap companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund's portfolio. For small-cap companies, these risks are increased.

•  Investment in Other Investment Companies or Real Estate Investment Trusts -  The Fund may invest in shares of other investment companies or real estate investment trusts (“funds”). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds' investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced.

•  Issuer Risk - The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

•  Management Risk - The Fund is subject to management risk because it is an actively managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

•  Concentration Policy Risk - To the extent securities of any one industry or group of industries comprises close to 25% of the Fund, the Fund may be limited in its ability to overweight with respect to that industry or industry group, due to the Fund's fundamental policy not to concentrate in a particular industry or industry group.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compares with those of a broad measure of market performance, respectively. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance year by year for the last ten calendar years. The bar chart shows performance of the Institutional Class; returns for other share classes will differ only to the extent that they have different expenses. Class C and Class K shares are new classes of shares and therefore do not have a full calendar year of performance available. Returns for Class C and Class K shares would be substantially similar to the returns of the classes shown below and would differ only to the extent that Class C and Class K have different expenses than the other classes. Updated performance information is available on the Fund's website at www.crossmarkglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual return for 1 and 5 years and life of the Fund compares with that of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crossmarkglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Steward International Enhanced Index Fund Year-by-year total return as of 12/31 of each year (%) Institutional Class Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter, 2nd Quarter 2009	26.12%
Worst Quarter, 4th Quarter 2008	-24.18%
Year-To-Date Return, 3rd Quarter 2017	19.28%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2016
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table illustrates the impact of taxes on the Fund's returns (Institutional Class is shown; after tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.

Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | S&P ADR Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P ADR Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.32%
5 Years	rr_AverageAnnualReturnYear05	4.49%
10 Years	rr_AverageAnnualReturnYear10	0.94%
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	$ 12.00
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.23%
5 Years	rr_AverageAnnualReturnYear05	1.89%
10 Years	rr_AverageAnnualReturnYear10	(1.02%)
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	$ 12.00
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 270
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,976
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	170
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	526
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	907
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,976
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	$ 12.00
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 714
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	$ 12.00
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 835
Annual Return 2007	rr_AnnualReturn2007	15.23%
Annual Return 2008	rr_AnnualReturn2008	(44.18%)
Annual Return 2009	rr_AnnualReturn2009	39.71%
Annual Return 2010	rr_AnnualReturn2010	7.06%
Annual Return 2011	rr_AnnualReturn2011	(13.20%)
Annual Return 2012	rr_AnnualReturn2012	12.34%
Annual Return 2013	rr_AnnualReturn2013	9.49%
Annual Return 2014	rr_AnnualReturn2014	(5.34%)
Annual Return 2015	rr_AnnualReturn2015	(11.60%)
Annual Return 2016	rr_AnnualReturn2016	8.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-To-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.18%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.61%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	(0.69%)
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.14%
5 Years	rr_AverageAnnualReturnYear05	1.71%
10 Years	rr_AverageAnnualReturnYear10	(1.23%)
Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.48%
5 Years	rr_AverageAnnualReturnYear05	1.89%
10 Years	rr_AverageAnnualReturnYear10	(0.32%)

[1]	"Other expenses" for Class C and Class K are based on estimated amounts for the current fiscal year.